Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.15	$ 1.21	$ 1.18	$ 1.26
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.84
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	0.89
Exercise price, Upper limit	1.00
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	1.01
Exercise price, Upper limit	1.05
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	1.25
Exercise price, Upper limit	1.66
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit	1.67
Exercise price, Upper limit	$ 1.94
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	441,162
Options outstanding, Weighted average remaining life (years)	7 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 1.15
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	100,000
Options outstanding, Weighted average remaining life (years)	8 years 22 days
Options outstanding, Weighted average exercise price	$ 0.84
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	65,000
Options outstanding, Weighted average remaining life (years)	7 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 0.89
Options Outstanding [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	156,162
Options outstanding, Weighted average remaining life (years)	6 years 8 months 12 days
Options outstanding, Weighted average exercise price	$ 1.04
Options Outstanding [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	70,000
Options outstanding, Weighted average remaining life (years)	7 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 1.48
Options Outstanding [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	50,000
Options outstanding, Weighted average remaining life (years)	9 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 1.94
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	229,495
Options exercisable, Weighted average exercise price	$ 1.04
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	0
Options exercisable, Weighted average exercise price	$ 0.00
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	43,333
Options exercisable, Weighted average exercise price	$ 0.89
Options Exercisable [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	156,162
Options exercisable, Weighted average exercise price	$ 1.04
Options Exercisable [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	30,000
Options exercisable, Weighted average exercise price	$ 1.25
Options Exercisable [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	0
Options exercisable, Weighted average exercise price	$ 0.00